BANK FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
BANK FINANCIAL ASSETS AND LIABILITIES
BANK FINANCIAL ASSETS AND LIABILITIES

28.     BANK FINANCIAL ASSETS AND LIABILITIES

Bank deposits and loans to customers

The table below represents the structure and amounts of current and non-current bank deposits and loans to customers as of December 31, 2019 and 2018.

	December 31,
	2019	2018

Loans to customers	99,990	68,132
Due from banks	2,883	2,635
Allowance for ECL	(10,031)	(7,729)

Total bank deposits and loans to customers, net	92,842	63,038

Less: current portion	(39,370)	(32,385)

Bank deposits and loans to customers, non-current	53,472	30,653

The structure and amounts of bank loans to customers as of December 31, 2019 and 2018 is presented in the table below:

	December 31,
	2019	2018
Loans to legal entities
Corporate borrowers	24,192	27,414
Medium-sized enterprises and small businesses	1,959	1,941

Total loans to legal entities	26,151	29,355

Loans to individuals
Mortgage loans	11,164	11,668
Consumer loans	46,484	17,307
Credit cards	15,618	9,778
Other	573	24

Total loans to individuals	73,839	38,777

Due from banks
Time deposits with banks	1,581	1,659
Obligatory reserves with the Central Bank of Russia	1,302	976

Total due from banks	2,883	2,635

Total bank deposits and loans to customers	102,873	70,767

Less: allowance for impairment losses	(10,031)	(7,729)

Total bank deposits and loans to customers, net	92,842	63,038

The table below summarizes carrying value of loans to customers aggregated by types of collateral obtained by the Group:

	December 31,
	2019	2018
Guaranties	11,448	17,984
Pledge of real estate	14,077	14,237
Securities	1,017	32
Pledge of equipment	495	143
Rights of claim, pledge of inventories or own promissory notes and by other collateral	44	353
Unsecured loans	72,909	35,383
Allowance for impairment losses	(10,024)	(7,689)
Total loans to customers, net	89,966	60,443

The balances above do not necessarily reflect the fair value of collateral received.

Movements in the allowance for impairment losses attributable to bank deposits and loans to customers for the year ended December 31, 2019 are presented in the table below:

	Loans to
	customers	Due from banks	Total
Balance as at January 1, 2019	7,689	40	7,729

Provision charge/release	3,551	(18)	3,533
Recovery of bad debt written-off	827	1	828
Bad debt written-off	(2,006)	(16)	(2,022)
Sale of loans	(40)	—	(40)
Foreign currency revaluation effect	3	—	3

Balance as at December 31, 2019	10,024	7	10,031

	Loans to	Due from
	customers	banks	Total
Balance as at the date of acquisition	8,444	42	8,486
Provision charge/release	636	(2)	634
Recovery of bad debt written-off	430	—	430
Bad debt written-off	(1,817)	—	(1,817)
Foreign currency revaluation effect	(4)	—	(4)
Balance as at December 31, 2018	7,689	40	7,729

Movements in provision for impairment losses on loans to legal entities for the year ended December 31, 2019 and 2018 were as follows:

	Stage 1	Stage 2	Stage 3	POCI*	Total
Balance as at January 1, 2019	318	486	3,153	255	4,212
- Transfer to stage 1	19	(18)	(1)	—	—
- Transfer to stage 2	(46)	47	(1)	—	—
- Transfer to stage 3	(55)	(496)	551	—	—
New financial assets originated or purchased	524	2	—	132	658
Change due to change of credit risk	(42)	56	(391)	(28)	(405)
Sale of loans	(40)	—	—	—	(40)
Write-offs	—	—	(798)	(65)	(863)
Recovery of previously written-off assets	—	—	392	—	392
Foreign exchange difference	3	—	—	—	3
Balance as at December 31, 2019	681	77	2,905	294	3,957

* POCI - financial assets purchased or originated credit-impaired

	Stage 1	Stage 2	Stage 3	POCI*	Total

Balance as at the date of acquisition	325	306	3,714	182	4,527

- Transfer to stage 1	—	—	—	—	—
- Transfer to stage 2	(2)	—	2	—	—
- Transfer to stage 3	—	(29)	29	—	—
New financial assets originated or purchased	54	65	—	9	128
Change due to change of credit risk	(55)	144	(79)	64	74
Write-offs	—	—	(637)	—	(637)
Recovery of previously written-off assets	—	—	124	—	124
Foreign exchange difference	(4)	—	—	—	(4)

Balance as at December 31, 2018	318	486	3,153	255	4,212

Movements in provision for impairment losses attributable to loans to individuals for the year ended December 31, 2019 and 2018 were as follows:

	Stage 1	Stage 2	Stage 3	POCI	Total
Balance as at January 1, 2019	756	318	2,005	398	3,477
- Transfer to stage 1	599	(465)	(134)	—	—
- Transfer to stage 2	(188)	236	(48)	—	—
- Transfer to stage 3	(2)	(1,228)	1,230	—	—
New financial assets originated or purchased	1,351	—	—	—	1,351
Change due to change of credit risk	(708)	2,062	593	—	1,947
Write-offs	—	—	(1,103)	(40)	(1,143)
Recovery of previously written-off assets	—	—	435	—	435
Balance as at December 31, 2019	1,808	923	2,978	358	6,067

	Stage 1	Stage 2	Stage 3	POCI	Total

Balance as at the date of acquisition	683	388	2,468	378	3,917

- Transfer to stage 1	243	(162)	(81)	—	—
- Transfer to stage 2	(48)	66	(18)	—	—
- Transfer to stage 3	(2)	(291)	293	—	—
New financial assets originated or purchased	355	—	—	—	355
Change due to change of credit risk	(475)	317	217	20	79
Write-offs	—	—	(1,180)	—	(1,180)
Recovery of previously written-off assets	—	—	306	—	306

Balance as at December 31, 2018	756	318	2,005	398	3,477

The following valuation categories represent the Group’s classification of credit quality of the loans:

•	Low to fair risk – loans of high credit quality and low probability of default, not past due or immaterially overdue;
•	Monitoring – loans with increased probability of default including restructured loans;
•	Impaired – impaired loans including more than 90 days overdue.

The table below summarizes information regarding the quality of loans to individuals:

As of December 31, 2019	Stage 1	Stage 2	Stage 3	POCI	Total
Low to fair risk	66,506	138	—	358	67,002
Monitoring	—	2,801	49	—	2,850
Impaired	—	—	3,987	—	3,987
Loss allowance	(1,808)	(923)	(2,978)	(358)	(6,067)

Total	64,698	2,016	1,058	—	67,772

As of December 31, 2018	Stage 1	Stage 2	Stage 3	POCI	Total

Low to fair risk	34,581	445	—	—	35,026
Monitoring	—	534	5	—	539
Impaired	—	—	2,814	398	3,212
Loss allowance	(756)	(318)	(2,005)	(398)	(3,477)

Total	33,825	661	814	—	35,300

The table below summarizes information regarding the quality of loans to legal entities:

As of December 31, 2019	Stage 1	Stage 2	Stage 3	POCI	Total
Low to fair risk	11,711	1,728	—	—	13,439
Monitoring	7,396	1,489	—	—	8,885
Impaired	—	—	3,525	301	3,826
Loss allowance	(681)	(77)	(2,905)	(294)	(3,957)

Total	18,426	3,140	620	7	22,193

As of December 31, 2018	Stage 1	Stage 2	Stage 3	POCI	Total

Low to fair risk	22,083	1,555	—	—	23,638
Monitoring	—	1,871	—	—	1,871
Impaired	—	—	3,586	260	3,846
Loss allowance	(327)	(477)	(3,153)	(255)	(4,212)

Total	21,756	2,949	433	5	25,143

Analysis by credit quality of loans to individuals outstanding as of December 31, 2019 is as follows:

				Provision for
		Provision for		impairment to
As of December 31, 2019	Gross loans	impairment	Net loans	gross loans
Collectively assessed
Not past due	66,506	(1,664)	64,842	3%
Overdue:
up to 30 days	1,841	(472)	1,369	26%
31 to 60 days	519	(293)	226	56%
61 to 90 days	441	(282)	159	64%
91 to 180 days	1,110	(816)	294	74%
over 180 days	2,615	(2,043)	572	78%
Total collectively assessed loans	73,032	(5,570)	67,462	8%
Individually impaired
Not past due	495	(380)	115	77%
Overdue:
up to 30 days	48	(15)	33	31%
31 to 60 days	—	—	—	0%
61 to 90 days	1	—	1	0%
91 to 180 days	4	—	4	0%
over 180 days	259	(102)	157	39%
Total individually impaired loans	807	(497)	310	62%
Total	73,839	(6,067)	67,772	8%

Analysis by credit quality of loans to medium-sized enterprises and small businesses outstanding as of December 31, 2019 is as follows:

				Provision for
		Provision for		impairment to
As of December 31, 2019	Gross loans	impairment	Net loans	gross loans
Collectively assessed
Not past due	1,213	(19)	1,194	2%
Overdue:
up to 30 days	29	(9)	20	31%
31 to 60 days	30	—	30	0%
61 to 90 days	—	—	—	0%
91 to 180 days	14	(3)	11	21%
over 180 days	672	(399)	273	59%
Total collectively assessed loans	1,958	(430)	1,528	22%

Bank deposits and liabilities

The table below represents the structure and amounts of current and non-current bank deposits and liabilities as of December 31, 2019 and 2018.

	December 31,
	2019	2018
Customer accounts	122,809	100,209
Due to banks and other financial institutions	12,305	7,750
Debt securities issued	1,421	1,717
Financial liabilities at fair value through profit or loss	297	767
Other financial liabilities	1,120	1,011
Total bank deposits and liabilities	137,952	111,454
Less: current portion	(136,147)	(108,821)
Total bank deposits and liabilities, non-current	1,805	2,633

The structure and amounts of customer accounts of December 31, 2019 and 2018 are presented below:

	December 31,
	2019	2018
Legal entities
- Current/settlement accounts	10,005	19,408
- Term deposits	12,092	8,188

Individuals
- Current/settlement accounts	14,915	13,364
- Term deposits	85,797	59,249

Total customer accounts	122,809	100,209

The structure and amounts of due to banks as of December 31, 2019 and 2018 are presented below:

	December 31,
	2019	2018
Loans under repurchase agreements	11,994	5,315
Loans and term deposits from banks and other financial institutions	50	1,268
Correspondent accounts of other banks	261	1,167
Total due to banks	12,305	7,750

Loans under repurchase agreements were secured by the following collateral:

•	Securities measured at fair value through profit/loss with the value of RUB 1,065 million as of December 31, 2019;
•	Securities measured at amortized cost with the value of RUB 8,719 million and RUB 2,283 million as of December 31, 2019 and 2018 respectively;
•

Federal Loan Bonds (OFZ) received from Deposit Insurance Agency (DIA) as a subordinated securities loan in the amount of RUB 3,518 million and RUB 3,539 million as of December 31, 2019 and 2018 respectively.

In November 2015, MTS Bank received a subordinated debt of RUB 7,246 million in the form of OFZ from the state corporation DIA with the date of maturity January 22, 2025. In accordance with the terms of the contract, MTS Bank should return the securities to the creditor at the end of the contract period. The Group does not recognize the securities and the obligation to return them to the creditor in the consolidated statement of financial position as of December 31, 2019 and 2018. In accordance with the contract, MTS Bank should comply with certain covenants with respect to capital, loan portfolio, employee benefits. If the above conditions are not met, DIA may apply penalties to MTS Bank. The contract also includes certain restrictions on sale or repledge of the securities by MTS Bank.

An analysis of liquidity and interest rate risk inherent to bank assets as of December 31, 2019 and 2018 is presented in the following table. The maturity corresponds to the contractual terms. However, individuals are entitled to terminate their deposit agreement ahead of schedule.

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2019	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	13,273	—	—	—	—	—	13,273
Due from banks	1,831	—	—	—	—	—	1,831
Loans to customers	4,366	12,334	33,371	49,138	6,187	1,783	107,179
Investments in securities	5	10	6,059	8,937	442	—	15,453

Total interest bearing financial assets	19,475	12,344	39,430	58,075	6,629	1,783	137,736

Cash and cash equivalents	26,244	—	—	—	—	—	26,244
Due from banks	466	128	697	9	—	—	1,300
Currency forwards and options not designated as hedges	—	26	—	—	—	—	26
Other financial assets*	683	57	57	—	—	21	818

Total non-interest bearing financial assets	27,393	211	754	9	—	21	28,388

Total financial assets	46,868	12,555	40,184	58,084	6,629	1,804	166,124

	Up to 1	1 month to	3 months to	1 year to	Over
	month	3 months	1 year	5 years	5 years	Total

Financial liabilities

Due to banks and other financial institutions	(12,044)	—	—	—	—	(12,044)
Customer accounts*	(16,094)	(12,746)	(69,178)	(928)	—	(98,946)
Debt securities issued	(445)	(710)	(135)	(677)	(463)	(2,430)
Lease obligations*	(25)	(33)	(191)	(377)	—	(626)

Total interest bearing financial liabilities	(28,608)	(13,489)	(69,504)	(1,982)	(463)	(114,046)

Currency forwards and options not designated as hedges	—	(25)	—	—	—	(25)
Obligation to deliver securities	(272)	—	—	—	—	(272)
Due to banks and other financial institutions	(261)	—	—	—	—	(261)
Customer accounts*	(30,152)	—	—	—	—	(30,152)
Other financial liabilities	(1,987)	(550)	(1,534)	—	—	(4,071)
				—	—
Total non-interest bearing financial liabilities	(32,672)	(575)	(1,534)	—	—	(34,781)

Total financial liabilities	(61,280)	(14,064)	(71,038)	(1,982)	(463)	(148,827)

Liquidity gap	(14,097)	(1,478)	(30,884)	56,102	6,166

Stable sources of funding	40,625	641	30,855	(14,270)	(57,852)

Net liquidity gap	26,529	(836)	(29)	41,832	(51,686)

Cumulative liquidity gap	26,529	25,692	25,663	67,496	15,810

Cumulative interest sensitivity gap	(8,875)	(10,020)	(40,094)	15,999	22,165

* Including intercompany balances	6,802	593	(13,532)	(2,960)	—	(9,097)

	Up to	1 month to	3 months to	1 year to	Over 5	Maturity
As of December 31, 2018	1 month	3 months	1 year	5 years	years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	13,680	—	—	—	—	—	13,680
Due from banks	477	—	—	—	—	—	477
Loans to customers	5,182	9,113	25,525	25,922	1,104	6,344	73,190
Investments in securities	111	4,233	10,838	14,032	1,300	—	30,514

Total interest bearing financial assets	19,450	13,346	36,363	39,954	2,404	6,344	117,861

Cash and cash equivalents	10,117	—	—	—	—	—	10,117
Financial assets at fair value through profit or loss	—	—	—	—	—	8,806	8,806
Due from banks	483	61	1,928	13	—	—	2,485
Currency forwards and options not designated as hedges	—	45	183	—	—	—	228
Other financial assets*	522	335	25	—	—	4	886

Total non-interest bearing financial assets	11,122	441	2,136	13	—	8,810	22,522

Total financial assets	30,572	13,787	38,499	39,967	2,404	15,154	140,383

	Up to	1 month to	3 months to	1 year to	Over	Maturity
	1 month	3 months	1 year	5 years	5 years	undefined	Total
Financial liabilities

Due to banks and other financial institutions	(1,268)	—	—	—	—	—	(1,268)
Customer accounts*	(13,012)	(7,239)	(45,971)	(1,599)	—	—	(67,821)
Debt securities issued	(12)	(314)	(333)	(771)	(287)	—	(1,717)
Lease obligations*	(21)	(37)	(144)	(200)	(6)	—	(408)
Total interest bearing financial liabilities	(14,313)	(7,590)	(46,448)	(2,570)	(293)	—	(71,214)

Currency forwards and options not designated as hedges	—	(45)	(328)	—	—	—	(373)
Obligation to deliver securities	(394)	—	—	—	—	—	(394)
Due to banks and other financial institutions	(6,482)	—	—	—	—	—	(6,482)
Customer accounts*	(48,854)	—	—	—	—	—	(48,854)
Other financial liabilities	(1,620)	(541)	(1,851)	—	—	—	(4,012)
Total non-interest bearing financial liabilities	(57,350)	(586)	(2,179)	—	—	—	(60,115)

Total financial liabilities	(71,663)	(8,176)	(48,627)	(2,570)	(293)	—	(131,329)

Liquidity gap	(41,091)	5,611	(10,128)	37,397	2,111

Stable sources of funding	40,689	(13,182)	22,667	(8,128)	(42,046)

Net liquidity gap	(402)	(7,571)	12,539	29,269	(39,935)

Cumulative liquidity gap	(402)	(7,973)	4,566	33,835	(6,100)

Cumulative interest sensitivity gap	5,138	10,894	809	38,193	40,304

* Including intercompany balances	(16,402)	(5)	(17)	(3)	—	—	(16,427)

Analysis of the liquidity and interest rate risks as of December 31, 2019 and 2018 is presented in the following table. The amounts in the table below represent future aggregate undiscounted cash flows.

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2019	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total

Interest bearing financial liablities
Due to banks	6.5%	12,062	—	—	—	—	—	12,062
Customer accounts*	5.9%	15,716	13,272	13,354	58,234	957	—	101,534
Debt securities issued	9.5%	457	716	93	43	677	463	2,449
Lease obligations*		26	40	195	444	—	—	705

Total interest bearing financial liabilities		28,261	14,028	13,642	58,721	1,634	463	116,750

Non-interest bearing financial liablities
Financial liabilities at fair value through profit or loss		—	25	—	—	—	—	25
Due to banks		263	—	—	—	—	—	263
Customer accounts*		30,152	—	—	—	—	—	30,152
Other financial liabilities		1,987	550	1,534	—	—	—	4,071
Total non-interest bearing financial liabilities and commitments		32,402	575	1,534	—	—	—	34,511

Total financial liabilities		60,663	14,604	15,176	58,721	1,634	463	151,261

* Including intercompany balances		6,772	593	—	—	—	—	7,365

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over
As of December 31, 2018	interest rate	1 month	3 months	1 year	5 years	5 years	Total
Interest bearing financial liablities
Due to banks	7.6%	1,262	8	—	—	—	1,270
Customer accounts*	6.3%	12,410	7,900	47,490	1,644	—	69,444
Debt securities issued	9.5%	12	316	258	912	857	2,356
Lease obligations*		22	41	162	218	5	448

Total interest bearing financial liabilities		13,707	8,265	47,910	2,774	862	73,518

Non-interest bearing financial liablities
Financial liabilities at fair value through profit or loss		—	—	373	—	—	373
Due to banks		6,482	—	—	—	—	6,482
Customer accounts*		48,854	—	—	—	—	48,854
Other financial liabilities		750	159	1,655	—	—	2,564
Total non-interest bearing financial liabilities and commitments		56,086	159	2,028	—	—	58,273

Total financial liabilities		69,793	8,424	49,938	2,774	862	131,791

* Including intercompany balances		(16,469)	(6)	(20)	(3)	—	(16,498)

Information on the maximum amount of credit risk on guarantees issued and commitments on loans is presented below:

As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total
Commitments on loans	18,890	1,909	13	23,812
Guarantees issued	18,204	1,398	244	19,846
Less provision	(339)	(17)	(47)	(403)
Total commitments on loans and guarantees issued	36,755	6,290	210	43,255

As of December 31, 2018	Stage 1	Stage 2	Stage 3	Total
Commitments on loans	18,156	525	11	18,692
Guarantees issued	10,031	351	428	10,810
Less provision	(201)	(25)	(219)	(445)
Total commitments on loans and guarantees issued	27,986	851	220	29,057